Pensions and Other Postretirement Benefits (Details 2)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
U.S. plans [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	5.50%	5.80%	7.40%
Expected return on plan assets	7.00%	7.50%	7.75%
Rate of compensation increase	4.14%	4.15%	3.79%
U.S. plans [Member] | Other Postretirement Benefits [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	5.50%	5.80%	7.40%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Canadian plans [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	5.00%	5.30%	5.40%
Expected return on plan assets	6.66%	7.08%	7.33%
Rate of compensation increase	4.00%	4.00%	4.00%
Canadian plans [Member] | Other Postretirement Benefits [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	5.00%	5.30%	5.40%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%